Segment Information - Summary of Reconciliation of Income to CCS Earnings (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Earnings To Income [Abstract]
Current cost of supplies adjustment attributable to owners or parent	$ 27	$ (708)	$ (798)	$ (681)	$ (994)